NATURE OF BUSINESS - Net Asset Acquired - Asset Exchange with Nevada Gold Mines LLC (Details) - Asset Exchange with Nevada Gold Mines LLC $ in Thousands	Oct. 14, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Cash	$ 1,058
Inventory	3,474
Property, plant and equipment	166,480
Mineral property interests	65,521
Provision for environmental rehabilitation	(60,475)
Fair value of net assets acquired	176,058
Taxes payable	(1,125)
Deferred tax liability	(27,704)
Fair value of net assets acquired - Net of tax	$ 147,229